UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Mid Cap Value Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

3/31/08

MDV-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top ten holdings
Hess Corp.	4.3%
Eaton Corp.	3.0%
El Paso Corp.	2.9%
Equity Residential, REIT	2.6%
Timken Co.	2.5%
Questar Corp.	2.5%
NRG Energy, Inc.	2.4%
QLogic Corp.	2.3%
Williams Cos., Inc.	2.2%
NVR, Inc.	2.2%

Equity sectors
Financial Services	22.5%
Utilities & Communications	20.6%
Industrial Goods & Services	11.2%
Technology	7.2%
Autos & Housing	6.1%
Health Care	6.0%
Basic Materials	5.6%
Leisure	5.5%
Retailing	5.0%
Consumer Staples	4.4%
Energy	4.3%
Special Products & Services	1.1%

Percentages are based on net assets as of 3/31/08.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2007 through March 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.30%	$1,000.00	$855.58	$6.03
	Hypothetical (h)	1.30%	$1,000.00	$1,018.50	$6.56
B	Actual	1.95%	$1,000.00	$853.41	$9.04
	Hypothetical (h)	1.95%	$1,000.00	$1,015.25	$9.82
C	Actual	1.95%	$1,000.00	$853.73	$9.04
	Hypothetical (h)	1.95%	$1,000.00	$1,015.25	$9.82
I	Actual	0.96%	$1,000.00	$857.48	$4.46
	Hypothetical (h)	0.96%	$1,000.00	$1,020.20	$4.85
R	Actual	1.43%	$1,000.00	$855.05	$6.63
	Hypothetical (h)	1.43%	$1,000.00	$1,017.85	$7.21
R1	Actual	2.05%	$1,000.00	$852.91	$9.50
	Hypothetical (h)	2.05%	$1,000.00	$1,014.75	$10.33
R2	Actual	1.59%	$1,000.00	$854.58	$7.37
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
R3	Actual	1.54%	$1,000.00	$854.98	$7.14
	Hypothetical (h)	1.54%	$1,000.00	$1,017.30	$7.77
R4	Actual	1.28%	$1,000.00	$856.33	$5.94
	Hypothetical (h)	1.28%	$1,000.00	$1,018.60	$6.46
R5	Actual	1.01%	$1,000.00	$857.10	$4.69
	Hypothetical (h)	1.01%	$1,000.00	$1,019.95	$5.10
529A	Actual	1.56%	$1,000.00	$854.92	$7.23
	Hypothetical (h)	1.56%	$1,000.00	$1,017.20	$7.87
529B	Actual	2.21%	$1,000.00	$851.79	$10.23
	Hypothetical (h)	2.21%	$1,000.00	$1,013.95	$11.13
529C	Actual	2.21%	$1,000.00	$852.06	$10.23
	Hypothetical (h)	2.21%	$1,000.00	$1,013.95	$11.13

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008, the fund’s Class R2, Class R3, Class R4, and Class R5 retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.46%, 1.46%, 1.22% and 0.96% for Class R2, Class R3, Class R4 and

Expense Table – continued

Class R5 shares respectively. The actual expenses paid during the period would have been approximately $6.79, $6.79, $5.68, and $4.47 and the hypothetical expenses paid during the period would have been approximately $7.38, $7.38, $6.17 and $4.86 for Class R2, Class R3, Class R4 and Class R5 shares, respectively.

Effective March 1, 2008, the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.96%. The actual expenses paid during the period would have been approximately $9.11 and the hypothetical expenses paid during the period would have been approximately $9.90.

Effective April 1, 2008, the fund’s Class 529A, 529B, and 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratio would have been 1.41%, 2.06% and 2.06% for Class 529A, 529B and 529C shares, respectively. The actual expenses paid during the period would have been approximately $6.56, $9.57 and $9.57 and the hypothetical expenses paid during the period would have been approximately $7.13, $10.40 and $10.40 for Class 529A, Class 529B and Class 529C shares, respectively.

Note to Shareholders: On April 18, 2008, Class R shares and Class R2 shares were converted into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 were renamed Class R2, Class R3, and Class R4, respectively.

PORTFOLIO OF INVESTMENTS

3/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.5%
Issuer	Shares/Par	Value ($)

Apparel Manufacturers - 0.8%
Coach, Inc. (a)	213,940	$6,450,291

Automotive - 1.6%
Autoliv, Inc.	185,100	$9,292,020
Goodyear Tire & Rubber Co. (a)	133,910	3,454,878

		$12,746,898
Biotechnology - 1.5%
Invitrogen Corp. (a)	145,150	$12,405,970

Brokerage & Asset Managers - 0.2%
TD AMERITRADE Holding Corp. (a)	114,400	$1,888,744

Business Services - 1.1%
Fidelity National Information Services, Inc.	75,490	$2,879,189
Western Union Co.	291,610	6,202,545

		$9,081,734
Cable TV - 0.4%
Liberty Global, Inc., “A” (a)	92,220	$3,142,858

Chemicals - 2.1%
PPG Industries, Inc.	284,070	$17,189,076

Computer Software - 2.1%
McAfee, Inc. (a)	286,430	$9,477,969
Parametric Technology Corp. (a)	277,210	4,429,816
Synopsys, Inc. (a)	134,390	3,051,997

		$16,959,782
Computer Software - Systems - 0.2%
Network Appliance, Inc. (a)	77,400	$1,551,870

Construction - 3.5%
Masco Corp.	400,380	$7,939,535
NVR, Inc. (a)	29,600	17,686,000
Sherwin-Williams Co.	62,240	3,176,730

		$28,802,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.9%
Rockwell Automation, Inc.	150,840	$8,661,233
WESCO International, Inc. (a)	174,430	6,364,951

		$15,026,184
Electronics - 2.0%
Intersil Corp., “A”	451,570	$11,591,802
National Semiconductor Corp.	118,690	2,174,401
SanDisk Corp. (a)	118,610	2,677,028

		$16,443,231
Energy - Integrated - 4.3%
Hess Corp.	397,370	$35,040,087

Engineering - Construction - 0.7%
Shaw Group, Inc. (a)	113,660	$5,357,932

Entertainment - 0.4%
Regal Entertainment Group, “A”	160,240	$3,091,030

Food & Beverages - 2.4%
Coca-Cola Enterprises, Inc.	81,680	$1,976,656
Dean Foods Co.	133,170	2,675,385
Pepsi Bottling Group, Inc.	449,340	15,237,119

		$19,889,160
Food & Drug Stores - 1.8%
Kroger Co.	361,670	$9,186,418
Longs Drug Stores Corp.	125,330	5,321,512

		$14,507,930
Furniture & Appliances - 1.0%
Tupperware Brands Corp.	213,740	$8,267,463

Gaming & Lodging - 1.7%
Royal Caribbean Cruises Ltd.	416,870	$13,715,023

General Merchandise - 1.1%
Macy’s, Inc.	377,560	$8,706,534

Health Maintenance Organizations - 1.5%
AMERIGROUP Corp. (a)	141,220	$3,859,543
CIGNA Corp.	197,050	7,994,319

		$11,853,862

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 11.0%
Ace Ltd.	55,970	$3,081,708
Allied World Assurance Co. Holdings Ltd.	147,800	5,867,660
Aspen Insurance Holdings Ltd.	568,780	15,004,416
Employers Holdings, Inc.	50,740	940,720
Endurance Specialty Holdings Ltd.	415,090	15,192,294
Genworth Financial, Inc., “A”	757,680	17,153,875
IPC Holdings Ltd.	76,870	2,152,360
Max Capital Group Ltd.	162,100	4,245,399
PartnerRe Ltd.	79,030	6,029,989
Protective Life Corp.	159,790	6,481,082
RenaissanceRe Holdings Ltd.	46,920	2,435,617
W.R. Berkley Corp.	211,980	5,869,726
XL Capital Ltd., “A”	80,960	2,392,368
Zenith National Insurance Corp.	76,360	2,738,270

		$89,585,484
Leisure & Toys - 0.9%
Hasbro, Inc.	180,400	$5,033,160
Scientific Games Corp. (a)	112,140	2,367,275

		$7,400,435
Machinery & Tools - 7.4%
Eaton Corp.	303,590	$24,187,015
Ingersoll-Rand Co. Ltd., “A”	97,040	4,326,043
Kennametal, Inc.	169,010	4,973,964
Timken Co.	691,021	20,537,144
Trinity Industries, Inc.	235,170	6,267,280

		$60,291,446
Major Banks - 1.6%
Bank of New York Mellon Corp.	95,230	$3,973,948
PNC Financial Services Group, Inc.	99,690	6,536,673
UnionBanCal Corp.	54,300	2,665,044

		$13,175,665
Medical & Health Technology & Services - 0.9%
AmerisourceBergen Corp.	144,010	$5,901,530
HealthSouth Corp. (a)	90,610	1,611,952

		$7,513,482
Medical Equipment - 1.3%
Advanced Medical Optics, Inc. (a)	58,540	$1,188,362

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Cooper Cos., Inc.	264,460	$9,105,358

		$10,293,720
Metals & Mining - 2.8%
Allegheny Technologies, Inc.	80,120	$5,717,363
Freeport-McMoRan Copper & Gold, Inc.	94,550	9,097,601
Olin Corp.	94,650	1,870,284
United States Steel Corp.	49,700	6,305,439

		$22,990,687
Natural Gas - Distribution - 3.5%
Energen Corp.	134,100	$8,354,430
Questar Corp.	353,830	20,012,625

		$28,367,055
Natural Gas - Pipeline - 5.1%
El Paso Corp.	1,401,250	$23,316,800
Williams Cos., Inc.	544,060	17,943,099

		$41,259,899
Network & Telecom - 2.3%
QLogic Corp. (a)	1,227,590	$18,843,506

Other Banks & Diversified Financials - 3.7%
American Capital Strategies Ltd.	119,800	$4,092,368
AmeriCredit Corp. (a)	207,490	2,089,424
East West Bancorp, Inc.	275,260	4,885,865
Marshall & Ilsley Corp.	77,150	1,789,880
New York Community Bancorp, Inc.	543,450	9,901,659
Northern Trust Corp.	91,010	6,049,435
TCF Financial Corp.	86,100	1,542,912

		$30,351,543
Personal Computers & Peripherals - 0.6%
Western Digital Corp. (a)	177,650	$4,803,656

Pharmaceuticals - 0.8%
Medicis Pharmaceutical Corp., “A”	313,820	$6,179,116

Pollution Control - 1.2%
Allied Waste Industries, Inc. (a)	926,430	$10,014,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.5%
Washington Post Co., “B”	5,840	$3,863,160

Real Estate - 6.0%
BRE Properties, Inc., REIT	103,970	$4,736,873
CBL & Associates Properties, Inc., REIT	78,730	1,852,517
Equity Residential, REIT	503,000	20,869,470
Host Hotels & Resorts, Inc., REIT	552,780	8,800,258
Mack-Cali Realty Corp., REIT	193,350	6,904,528
Maguire Properties, Inc., REIT	113,400	1,622,754
Taubman Centers, Inc., REIT	82,260	4,285,746

		$49,072,146
Restaurants - 1.6%
Darden Restaurants, Inc.	405,810	$13,209,116

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	62,560	$5,755,520

Specialty Stores - 1.3%
Advance Auto Parts, Inc.	228,230	$7,771,231
RadioShack Corp.	195,690	3,179,962

		$10,951,193
Telephone Services - 3.0%
Embarq Corp.	414,140	$16,607,014
Qwest Communications International, Inc.	1,750,980	7,931,939

		$24,538,953
Tobacco - 2.0%
Loews Corp.	199,960	$14,507,098
Reynolds American, Inc.	36,200	2,136,886

		$16,643,984
Utilities - Electric Power - 9.0%
American Electric Power Co., Inc.	83,610	$3,480,684
CMS Energy Corp.	106,840	1,446,614
Constellation Energy Group, Inc.	94,811	8,368,967
Edison International	45,570	2,233,841
FPL Group, Inc.	91,740	5,755,768
NRG Energy, Inc. (a)	502,830	19,605,342
Pepco Holdings, Inc.	647,920	16,016,582
PG&E Corp.	434,280	15,990,190

		$72,897,988
Total Common Stocks (Identified Cost, $840,315,743)		$810,120,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Short-Term Obligations - 0.4%
Natexis Banques Populaires U.S. Financial Co. LLC, 2.84%, due 4/01/08, at Amortized Cost and Value (y)	$3,223,000	$3,223,000
Total Investments (Identified Cost, $843,538,743)		$813,343,386

Other Assets, Less Liabilities - 0.1%		1,094,874
Net Assets - 100.0%		$814,438,260

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $843,538,743)	$813,343,386
Cash	587
Receivable for investments sold	35,809,096
Receivable for fund shares sold	1,190,499
Dividends receivable	1,215,835
Other assets	10,519
Total assets		$851,569,922
Liabilities
Payable for investments purchased	$35,914,342
Payable for fund shares reacquired	734,526
Payable to affiliates
Management fee	66,605
Shareholder servicing costs	227,259
Distribution and service fees	15,955
Administrative services fee	1,200
Program manager fees	38
Payable for independent trustees’ compensation	1,476
Accrued expenses and other liabilities	170,261
Total liabilities		$37,131,662
Net assets		$814,438,260
Net assets consist of:
Paid-in capital	$875,510,137
Unrealized appreciation (depreciation) on investments	(30,195,357)
Accumulated net realized gain (loss) on investments	(33,042,275)
Undistributed net investment income	2,165,755
Net assets		$814,438,260
Shares of beneficial interest outstanding		68,791,262

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$175,669,687
Shares outstanding	14,970,535
Net asset value per share		$11.73
Offering price per share (100 / 94.25 × net asset value per share)		$12.45
Class B shares
Net assets	$48,005,990
Shares outstanding	4,240,469
Net asset value and offering price per share		$11.32
Class C shares
Net assets	$27,195,018
Shares outstanding	2,401,306
Net asset value and offering price per share		$11.33
Class I shares
Net assets	$545,937,573
Shares outstanding	45,636,171
Net asset value, offering price, and redemption price per share		$11.96
Class R shares
Net assets	$848,557
Shares outstanding	72,084
Net asset value, offering price, and redemption price per share		$11.77
Class R1 shares
Net assets	$1,711,886
Shares outstanding	152,469
Net asset value, offering price, and redemption price per share		$11.23
Class R2 shares
Net assets	$7,894,506
Shares outstanding	697,945
Net asset value, offering price, and redemption price per share		$11.31
Class R3 shares
Net assets	$4,107,240
Shares outstanding	355,287
Net asset value, offering price, and redemption price per share		$11.56
Class R4 shares
Net assets	$1,607,511
Shares outstanding	137,144
Net asset value, offering price, and redemption price per share		$11.72

Statement of Assets and Liabilities (unaudited) – continued

Class R5 shares
Net assets	$56,745
Shares outstanding	4,815
Net asset value, offering price, and redemption price per share		$11.78
Class 529A shares
Net assets	$847,341
Shares outstanding	73,072
Net asset value per share		$11.60
Offering price per share (100 / 94.25 × net asset value per share)		$12.31
Class 529B shares
Net assets	$233,909
Shares outstanding	21,045
Net asset value and offering price per share		$11.11
Class 529C shares
Net assets	$322,297
Shares outstanding	28,920
Net asset value and offering price per share		$11.14

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

Shares outstanding are rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$8,859,798
Interest	447,204
Total investment income		$9,307,002
Expenses
Management fee	$3,355,922
Distribution and service fees	865,987
Program manager fees	1,974
Shareholder servicing costs	591,764
Administrative services fee	65,433
Retirement plan administration and services fees	9,551
Independent trustees’ compensation	8,906
Custodian fee	81,521
Shareholder communications	53,429
Auditing fees	14,740
Legal fees	5,611
Miscellaneous	96,909
Total expenses		$5,151,747
Fees paid indirectly	(54)
Reduction of expenses by investment adviser	(2,036)
Net expenses		$5,149,657
Net investment income		$4,157,345
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investment transactions (identified cost basis)		$(19,638,744)
Net change in unrealized appreciation (depreciation) on investments		$(125,060,107)
Net realized and unrealized gain (loss) on investments		$(144,698,851)
Change in net assets from operations		$(140,541,506)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/08	Year ended 9/30/07
Change in net assets	(unaudited)
From operations
Net investment income	$4,157,345	$8,589,941
Net realized gain (loss) on investments	(19,638,744)	72,543,441
Net unrealized gain (loss) on investments	(125,060,107)	45,848,735
Change in net assets from operations	$(140,541,506)	$126,982,117
Distributions declared to shareholders
From net investment income
Class A	$(1,834,704)	$(549,261)
Class C	(8,477)	—
Class I	(6,930,188)	(3,907,377)
Class R	—	(11,988)
Class R1	(7,176)	—
Class R2	(46,357)	(21,883)
Class R3	(33,600)	(4,692)
Class R4	(13,330)	(6,706)
Class R5	(669)	(392)
Class 529A	(5,508)	(65)
From net realized gain on investments
Class A	(17,666,240)	(4,107,567)
Class B	(5,521,190)	(2,545,421)
Class C	(3,078,198)	(1,193,455)
Class I	(50,382,710)	(14,774,288)
Class R	(108,302)	(180,871)
Class R1	(140,107)	(25,855)
Class R2	(760,266)	(174,770)
Class R3	(419,458)	(74,629)
Class R4	(144,200)	(37,405)
Class R5	(5,341)	(1,700)
Class 529A	(83,369)	(25,841)
Class 529B	(25,265)	(6,853)
Class 529C	(34,695)	(12,175)
Total distributions declared to shareholders	$(87,249,350)	$(27,663,194)
Change in net assets from fund share transactions	$148,313,130	$2,819,718
Total change in net assets	$(79,477,726)	$102,138,641
Net assets
At beginning of period	893,915,986	791,777,345
At end of period (including undistributed net investment income of $2,165,755 and $6,888,419, respectively)	$814,438,260	$893,915,986

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$15.15		$13.47	$14.45	$13.13	$10.72	$8.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.13	$0.05	$(0.01)	$(0.02)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(2.11)		2.00	0.56	2.56	2.43	2.15
Total from investment operations	$(2.06)		$2.13	$0.61	$2.55	$2.41	$2.16
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.05)	$—	$—	$—	$—
From net realized gain on investments	(1.23)		(0.40)	(1.59)	(1.23)	—	—
Total distributions declared to shareholders	$(1.36)		$(0.45)	$(1.59)	$(1.23)	$—	$—
Net asset value, end of period	$11.73		$15.15	$13.47	$14.45	$13.13	$10.72
Total return (%) (r)(s)(t)	(14.44	)(n)	16.12	4.41	20.11	22.48	25.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.29	1.34	1.36	1.36	1.50
Expenses after expense reductions (f)	1.30	(a)	1.29	1.34	1.35	1.34	1.34
Net investment income (loss)	0.77	(a)	0.85	0.34	(0.07)	(0.17)	0.10
Portfolio turnover	35		56	122	126	128	158
Net assets at end of period (000 Omitted)	$175,670		$148,571	$146,373	$142,972	$83,631	$47,603

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$14.57		$13.01	$14.10	$12.91	$10.61	$8.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.03	$(0.04)	$(0.10)	$(0.10)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.03)		1.93	0.54	2.52	2.40	2.13
Total from investment operations	$(2.02)		$1.96	$0.50	$2.42	$2.30	$2.08
Less distributions declared to shareholders
From net realized gain on investments	$(1.23)		$(0.40)	$(1.59)	$(1.23)	$—	$—
Net asset value, end of period	$11.32		$14.57	$13.01	$14.10	$12.91	$10.61
Total return (%) (r)(s)(t)	(14.66	)(n)	15.31	3.68	19.40	21.68	24.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.94	1.99	2.01	2.01	2.14
Expenses after expense reductions (f)	1.95	(a)	1.94	1.99	2.00	1.99	1.99
Net investment income (loss)	0.11	(a)	0.20	(0.33)	(0.73)	(0.82)	(0.54)
Portfolio turnover	35		56	122	126	128	158
Net assets at end of period (000 Omitted)	$48,006		$72,726	$88,922	$113,672	$88,348	$65,799

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$14.58		$13.01	$14.10	$12.92	$10.61	$8.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.03	$(0.04)	$(0.10)	$(0.10)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.03)		1.94	0.54	2.51	2.41	2.13
Total from investment operations	$(2.02)		$1.97	$0.50	$2.41	$2.31	$2.08
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—	$—	$—	$—
From net realized gain on investments	(1.23)		(0.40)	(1.59)	(1.23)	—	—
Total distributions declared to shareholders	$(1.23)		$(0.40)	$(1.59)	$(1.23)	$—	$—
Net asset value, end of period	$11.33		$14.58	$13.01	$14.10	$12.92	$10.61
Total return (%) (r)(s)(t)	(14.63	)(n)	15.38	3.68	19.30	21.77	24.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.94	1.99	2.01	2.01	2.14
Expenses after expense reductions (f)	1.95	(a)	1.94	1.99	2.00	1.99	1.99
Net investment income (loss)	0.11	(a)	0.20	(0.31)	(0.72)	(0.82)	(0.54)
Portfolio turnover	35		56	122	126	128	158
Net assets at end of period (000 Omitted)	$27,195		$41,066	$39,939	$42,162	$25,482	$16,369

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$15.43		$13.72	$14.65	$13.25	$10.80	$8.59
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.10	$0.04	$0.02	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(2.15)		2.04	0.56	2.59	2.45	2.17
Total from investment operations	$(2.07)		$2.22	$0.66	$2.63	$2.47	$2.21
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.11)	$—	$—	$—	$—
From net realized gain on investments	(1.23)		(0.40)	(1.59)	(1.23)	(0.02)	—
Total distributions declared to shareholders	$(1.40)		$(0.51)	$(1.59)	$(1.23)	$(0.02)	$—
Net asset value, end of period	$11.96		$15.43	$13.72	$14.65	$13.25	$10.80
Total return (%) (r)(s)	(14.25	)(n)	16.47	4.72	20.56	22.93	25.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.94	0.99	1.01	1.01	1.16
Expenses after expense reductions (f)	0.96	(a)	0.94	0.99	1.00	0.99	1.00
Net investment income	1.13	(a)	1.21	0.72	0.28	0.18	0.43
Portfolio turnover	35		56	122	126	128	158
Net assets at end of period (000 Omitted)	$545,938		$610,121	$498,403	$386,860	$249,118	$93,944

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R			2007	2006	2005	2004	2003 (i)

Net asset value, beginning of period	$15.07		$13.39	$14.40	$13.11	$10.72	$9.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.10	$0.02	$(0.02)	$(0.04)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.10)		2.01	0.56	2.54	2.44	1.61	(g)
Total from investment operations	$(2.07)		$2.11	$0.58	$2.52	$2.40	$1.61
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$—	$—	$—	$—
From net realized gain on investments	(1.23)		(0.40)	(1.59)	(1.23)	(0.01)	—
Total distributions declared to shareholders	$(1.23)		$(0.43)	$(1.59)	$(1.23)	$(0.01)	$—
Net asset value, end of period	$11.77		$15.07	$13.39	$14.40	$13.11	$10.72
Total return (%) (r)(s)	(14.50	)(n)	16.00	4.20	19.90	22.43	17.67	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.44	1.49	1.52	1.52	1.65	(a)
Expenses after expense reductions (f)	1.43	(a)	1.44	1.49	1.51	1.50	1.49	(a)
Net investment income (loss)	0.51	(a)	0.69	0.16	(0.18)	(0.30)	(0.06	)(a)
Portfolio turnover	35		56	122	126	128	158
Net assets at end of period (000 Omitted)	$849		$4,635	$6,829	$10,761	$1,941	$260

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$14.54		$12.99	$14.09	$13.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$(0.04)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.03)		1.94	0.53	1.12	(g)
Total from investment operations	$(2.02)		$1.95	$0.49	$1.06
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$—	$—
From net realized gain on investments	(1.23)		(0.40)	(1.59)	—
Total distributions declared to shareholders	$(1.29)		$(0.40)	$(1.59)	$—
Net asset value, end of period	$11.23		$14.54	$12.99	$14.09
Total return (%) (r)(s)	(14.71	)(n)	15.25	3.61	8.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.09	2.19	2.21	(a)
Expenses after expense reductions (f)	2.05	(a)	2.04	2.09	2.20	(a)
Net investment income (loss)	0.08	(a)	0.07	(0.32)	(0.83	)(a)
Portfolio turnover	35		56	122	126
Net assets at end of period (000 Omitted)	$1,712		$1,215	$849	$313

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R2
			2007	2006	2005 (i)
Net asset value, beginning of period	$14.62		$13.06	$14.11	$13.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.07	$0.04	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.04)		1.94	0.50	1.11	(g)
Total from investment operations	$(2.01)		$2.01	$0.54	$1.08
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.05)	$—	$—
From net realized gain on investments	(1.23)		(0.40)	(1.59)	—
Total distributions declared to shareholders	$(1.30)		$(0.45)	$(1.59)	$—
Net asset value, end of period	$11.31		$14.62	$13.06	$14.11
Total return (%) (r)(s)	(14.54	)(n)	15.67	3.98	8.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.75	1.88	1.90	(a)
Expenses after expense reductions (f)	1.59	(a)	1.69	1.73	1.89	(a)
Net investment income (loss)	0.51	(a)	0.47	0.28	(0.42	)(a)
Portfolio turnover	35		56	122	126
Net assets at end of period (000 Omitted)	$7,895		$8,273	$4,933	$410

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R3			2007	2006	2005	2004 (i)

Net asset value, beginning of period	$14.93		$13.29	$14.31	$13.06	$11.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.08	$0.01	$(0.06)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.08)		1.99	0.56	2.54	1.74	(g)
Total from investment operations	$(2.04)		$2.07	$0.57	$2.48	$1.68
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.03)	$—	$—	$—
From net realized gain on investments	(1.23)		(0.40)	(1.59)	(1.23)	(0.01)
Total distributions declared to shareholders	$(1.33)		$(0.43)	$(1.59)	$(1.23)	$(0.01)
Net asset value, end of period	$11.56		$14.93	$13.29	$14.31	$13.06
Total return (%) (r)(s)	(14.50	)(n)	15.80	4.16	19.66	14.79	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.63	1.74	1.76	1.78	(a)
Expenses after expense reductions (f)	1.54	(a)	1.59	1.64	1.75	1.76	(a)
Net investment income (loss)	0.55	(a)	0.52	0.09	(0.45)	(0.62	)(a)
Portfolio turnover	35		56	122	126	128
Net assets at end of period (000 Omitted)	$4,107		$4,275	$2,415	$1,218	$212

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R4			2007	2006	2005 (i)

Net asset value, beginning of period	$15.11		$13.46	$14.45	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.12	$0.09	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.10)		2.00	0.51	1.13	(g)
Total from investment operations	$(2.05)		$2.12	$0.60	$1.13
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.07)	$—	$—
From net realized gain on investments	(1.23)		(0.40)	(1.59)	—
Total distributions declared to shareholders	$(1.34)		$(0.47)	$(1.59)	$—
Net asset value, end of period	$11.72		$15.11	$13.46	$14.45
Total return (%) (r)(s)	(14.37	)(n)	16.06	4.33	8.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.34	1.39	1.41	(a)
Expenses after expense reductions (f)	1.28	(a)	1.34	1.39	1.40	(a)
Net investment income (loss)	0.82	(a)	0.80	0.68	(0.06	)(a)
Portfolio turnover	35		56	122	126
Net assets at end of period (000 Omitted)	$1,608		$1,187	$1,194	$54

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class R5			2007	2006	2005 (i)

Net asset value, beginning of period	$15.21		$13.53	$14.48	$13.32
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17	$0.08	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(2.12)		2.00	0.56	1.14	(g)
Total from investment operations	$(2.05)		$2.17	$0.64	$1.16
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.09)	$—	$—
From net realized gain on investments	(1.23)		(0.40)	(1.59)	—
Total distributions declared to shareholders	$(1.38)		$(0.49)	$(1.59)	$—
Net asset value, end of period	$11.78		$15.21	$13.53	$14.48
Total return (%) (r)(s)	(14.29	)(n)	16.37	4.63	8.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.04	1.09	1.11	(a)
Expenses after expense reductions (f)	1.01	(a)	1.04	1.09	1.10	(a)
Net investment income	1.08	(a)	1.11	0.60	0.24	(a)
Portfolio turnover	35		56	122	126
Net assets at end of period (000 Omitted)	$57		$66	$57	$54

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class 529A			2007		2006	2005	2004	2003

Net asset value, beginning of period	$14.96		$13.29		$14.32	$13.05	$10.68	$8.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.08		$0.01	$(0.04)	$(0.05)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.08)		1.99		0.55	2.54	2.42	2.15
Total from investment operations	$(2.05)		$2.07		$0.56	$2.50	$2.37	$2.13
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.00	)(w)	$—	$—	$—	$—
From net realized gain on investments	(1.23)		(0.40)		(1.59)	(1.23)	—	—
Total distributions declared to shareholders	$(1.31)		$(0.40)		$(1.59)	$(1.23)	$—	$—
Net asset value, end of period	$11.60		$14.96		$13.29	$14.32	$13.05	$10.68
Total return (%) (r)(s)(t)	(14.51	)(n)	15.83		4.08	19.83	22.19	24.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.54		1.59	1.61	1.62	1.75
Expenses after expense reductions (f)	1.56	(a)	1.54		1.59	1.60	1.60	1.59
Net investment income (loss)	0.53	(a)	0.60		0.11	(0.32)	(0.42)	(0.18)
Portfolio turnover	35		56		122	126	128	158
Net assets at end of period (000 Omitted)	$847		$1,048		$1,252	$1,038	$643	$262

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class 529B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$14.35		$12.84	$13.97	$12.84	$10.58	$8.52
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.01)	$(0.07)	$(0.13)	$(0.13)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.00)		1.92	0.53	2.49	2.39	2.14
Total from investment operations	$(2.01)		$1.91	$0.46	$2.36	$2.26	$2.06
Less distributions declared to shareholders
From net realized gain on investments	$(1.23)		$(0.40)	$(1.59)	$(1.23)	$—	$—
Net asset value, end of period	$11.11		$14.35	$12.84	$13.97	$12.84	$10.58
Total return (%) (r)(s)(t)	(14.82	)(n)	15.11	3.40	19.01	21.36	24.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.19	2.24	2.26	2.26	2.40
Expenses after expense reductions (f)	2.21	(a)	2.19	2.24	2.25	2.24	2.24
Net investment loss	(0.12	)(a)	(0.04)	(0.56)	(0.97)	(1.07)	(0.82)
Portfolio turnover	35		56	122	126	128	158
Net assets at end of period (000 Omitted)	$234		$293	$214	$174	$135	$59

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/08 (unaudited)		Years ended 9/30
Class 529C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$14.38		$12.87	$14.00	$12.86	$10.59	$8.52
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.01)	$(0.07)	$(0.13)	$(0.13)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(2.00)		1.92	0.53	2.50	2.40	2.15
Total from investment operations	$(2.01)		$1.91	$0.46	$2.37	$2.27	$2.07
Less distributions declared to shareholders
From net realized gain on investments	$(1.23)		$(0.40)	$(1.59)	$(1.23)	$—	$—
Net asset value, end of period	$11.14		$14.38	$12.87	$14.00	$12.86	$10.59
Total return (%) (r)(s)(t)	(14.79	)(n)	15.08	3.39	19.06	21.44	24.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.19	2.24	2.26	2.26	2.40
Expenses after expense reductions (f)	2.21	(a)	2.19	2.24	2.25	2.24	2.24
Net investment loss	(0.14	)(a)	(0.04)	(0.55)	(0.95)	(1.06)	(0.85)
Portfolio turnover	35		56	122	126	128	158
Net assets at end of period (000 Omitted)	$322		$439	$396	$353	$178	$44

See Notes to Financial Statements

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mid Cap Value Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures

Notes to Financial Statements (unaudited) – continued

under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

9/30/07
Ordinary income (including any short-term capital gains)	$5,384,992
Long-term capital gain	22,278,202
Total distributions	$27,663,194

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/08
Cost of investments	$844,134,181
Gross appreciation	60,996,999
Gross depreciation	(91,787,794)
Net unrealized appreciation (depreciation)	$(30,790,795)

As of 9/30/07
Undistributed ordinary income	38,999,523
Undistributed long-term capital gain	33,450,144
Net unrealized appreciation (depreciation)	94,269,312

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended March 31, 2008, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund’s average daily net assets. This written agreement will continue through January 31, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended March 31, 2008, the fund’s actual

Notes to Financial Statements (unaudited) – continued

operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,366 and $527 for the six months ended March 31, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$350,214
Class B	0.75%	0.25%	1.00%	1.00%	299,456
Class C	0.75%	0.25%	1.00%	1.00%	167,222
Class R	0.25%	0.25%	0.50%	0.50%	4,837
Class R1	0.75%	0.25%	1.00%	0.80%	6,029
Class R2	0.25%	0.25%	0.50%	0.50%	20,415
Class R3	0.25%	0.25%	0.50%	0.50%	11,130
Class R4	—	0.25%	0.25%	0.25%	1,800
Class 529A	0.25%	0.25%	0.50%	0.35%	1,621
Class 529B	0.75%	0.25%	1.00%	1.00%	1,352
Class 529C	0.75%	0.25%	1.00%	1.00%	1,911
Total Distribution and Service Fees					$865,987

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2008 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years

Notes to Financial Statements (unaudited) – continued

of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2008, were as follows:

Amount
Class A	$233
Class B	34,207
Class C	3,767
Class 529B	29
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529 share classes. Effective April 1, 2008, the fee will be 0.10%. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2008, were as follows:

Amount
Class 529A	$1,158
Class 529B	338
Class 529C	478
Total Program Manager Fees	$1,974

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2008, the fee was $158,935, which equated to 0.0356% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $206,879.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer

Notes to Financial Statements (unaudited) – continued

agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2008, these costs for the fund amounted to $225,950 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended March 31, 2008 was equivalent to an annual effective rate of 0.0146% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.28%	$2,144
Class R2	0.25%	—	—	0.13%	5,196
Class R3	0.15%	—	—	0.08%	1,734
Class R4	0.15%	—	—	0.06%	461
Class R5	0.10%	—	—	0.05%	16
Total Retirement Plan Administration and Services Fees					$9,551

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R2, Class R3, Class R4, and Class R5 shares. Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

Notes to Financial Statements (unaudited) – continued

compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2008, the fee paid by the fund to Tarantino LLC was $3,537 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $2,036, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $380,952,048 and $309,461,144, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/08		Year ended 9/30/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,281,822	$107,752,610	2,803,924	$41,815,294
Class B	152,812	1,964,979	672,146	9,601,911
Class C	209,125	2,730,020	680,999	9,713,880
Class I	2,888,115	40,320,813	3,237,747	48,616,352
Class R	57,812	812,447	113,556	1,683,438
Class R1	73,307	948,176	100,466	1,424,063
Class R2	226,003	2,872,579	479,553	6,895,787
Class R3	146,435	1,988,403	379,368	5,553,895
Class R4	67,203	938,054	171,583	2,520,600
Class R5	—	—	—	—
Class 529A	7,020	92,964	15,581	230,632
Class 529B	843	10,606	5,289	74,230
Class 529C	2,210	29,042	4,835	67,551
	11,112,707	$160,460,693	8,665,047	$128,197,633

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/08		Year ended 9/30/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	886,184	$11,431,766	310,425	$4,383,192
Class B	412,477	5,143,592	170,422	2,327,961
Class C	219,904	2,744,401	76,472	1,045,379
Class I	4,361,712	57,312,898	1,301,900	18,681,665
Class R	7,701	99,728	12,273	172,675
Class R1	11,907	147,283	1,897	25,855
Class R2	64,840	806,623	14,382	196,603
Class R3	35,618	453,058	5,700	79,321
Class R4	12,221	157,530	3,129	44,111
Class R5	464	6,010	147	2,092
Class 529A	6,965	88,877	1,815	25,379
Class 529B	2,062	25,265	508	6,853
Class 529C	2,823	34,695	901	12,175
	6,024,878	$78,451,726	1,899,971	$27,003,261
Shares reacquired
Class A	(3,005,819)	$(40,096,245)	(4,174,046)	$(61,492,985)
Class B	(1,314,698)	(16,711,576)	(2,688,807)	(38,291,132)
Class C	(843,872)	(10,897,956)	(1,010,202)	(14,302,789)
Class I	(1,146,077)	(14,428,705)	(1,342,532)	(20,342,980)
Class R	(301,070)	(4,314,077)	(328,099)	(4,823,914)
Class R1	(16,307)	(209,415)	(84,192)	(1,189,600)
Class R2	(158,906)	(1,962,657)	(305,666)	(4,431,150)
Class R3	(113,103)	(1,438,970)	(280,414)	(4,083,892)
Class R4	(20,831)	(281,168)	(184,838)	(2,750,625)
Class R5	—	—	—	—
Class 529A	(10,983)	(149,015)	(41,561)	(559,269)
Class 529B	(2,302)	(26,627)	(1,992)	(27,561)
Class 529C	(6,613)	(82,878)	(6,023)	(85,279)
	(6,940,581)	$(90,599,289)	(10,448,372)	$(152,381,176)
Net change
Class A	5,162,187	$79,088,131	(1,059,697)	$(15,294,499)
Class B	(749,409)	(9,603,005)	(1,846,239)	(26,361,260)
Class C	(414,843)	(5,423,535)	(252,731)	(3,543,530)
Class I	6,103,750	83,205,006	3,197,115	46,955,037
Class R	(235,557)	(3,401,902)	(202,270)	(2,967,801)
Class R1	68,907	886,044	18,171	260,318
Class R2	131,937	1,716,545	188,269	2,661,240
Class R3	68,950	1,002,491	104,654	1,549,324
Class R4	58,593	814,416	(10,126)	(185,914)
Class R5	464	6,010	147	2,092
Class 529A	3,002	32,826	(24,165)	(303,258)
Class 529B	603	9,244	3,805	53,522
Class 529C	(1,580)	(19,141)	(287)	(5,553)
	10,197,004	$148,313,130	116,646	$2,819,718

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Moderate Allocation Fund were the owners of record of approximately 30%, 22%, and 13%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2008, the fund’s commitment fee and interest expense were $1,819 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Subsequent Event

On April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares. After the conversion, Class R3, Class R4, and Class R5 were renamed Class R2, Class R3, and Class R4, respectively.

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Class R1 shares of the MFS Mid Cap Value Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the fund.

Number of Dollars
For	946,495.26
Against	0.00
Abstain	104,047.47

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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M F S®
INVESTMENT MANAGEMENT

MFS® Union Standard® Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

3/31/08

UNE-SEM

LETTER FROM THE CEO

Dear Shareholders:

Many of our MFS® fund shareholders have been justifiably concerned, as have most investors around the world, about the state of the global economy. As we enter 2008 we see the market volatility that began in the third quarter of 2007 has intensified.

We here at MFS, and those before us who guided the firm with the same disciplined investment process, have weathered many major economic disruptions over our eight-plus decades of managing clients’ investments. We have managed money through the Great Depression, 14 recessions, as well as numerous market crises caused by wars, political upheavals, and terrorist attacks. MFS remains in business because our investors believe in the integrity of our long-term investment strategy and its proven results.

Worries over market volatility are valid, and investors cannot always expect to see the kind of returns stocks have delivered in the bull markets of past years. Yet we believe our strategy of ADR — allocating across the major asset classes, diversifying within each class, and regularly rebalancing your portfolio to maintain your desired allocation — can help you pursue the highest investment returns while minimizing the effects of market fluctuations.

MFS is a world leader in domestic and global investing. Our team approach is research driven, globally integrated, and balanced. We have 176 investment management professionals located in the Americas, Europe, and Asia who focus on the fundamentals of each security and then integrate our sophisticated quantitative approach.* This collaborative process allows us to find opportunities in any market environment.

I personally would like to thank you for your continued business. We want you to be confident that we are constantly managing our fund offerings with you in mind, while adding new products that can help you to choose what fits your unique financial goals.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

May 15, 2008

* as of 12/31/07

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings
Exxon Mobil Corp.	5.4%
Johnson & Johnson	3.0%
Chevron Corp.	3.0%
Intel Corp.	2.5%
AT&T, Inc.	2.4%
International Business Machines Corp.	2.4%
ConocoPhillips	2.3%
Bank of America Corp.	2.3%
JPMorgan Chase & Co.	2.2%
PepsiCo, Inc.	2.2%

Equity sectors
Financial Services	14.7%
Technology	14.6%
Energy	12.1%
Health Care	10.9%
Industrial Goods & Services	10.7%
Utilities & Communications	10.3%
Consumer Staples	9.0%
Retailing	6.1%
Basic Materials	5.9%
Leisure	3.6%
Autos & Housing	0.7%

Percentages are based on net assets as of 3/31/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2007 through March 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During Period (p) 10/01/07-3/31/08
A	Actual	1.30%	$1,000.00	$867.12	$6.07
	Hypothetical (h)	1.30%	$1,000.00	$1,018.50	$6.56
B	Actual	1.95%	$1,000.00	$864.47	$9.09
	Hypothetical (h)	1.95%	$1,000.00	$1,015.25	$9.82
C	Actual	1.95%	$1,000.00	$864.70	$9.09
	Hypothetical (h)	1.95%	$1,000.00	$1,015.25	$9.82
I	Actual	0.95%	$1,000.00	$868.78	$4.44
	Hypothetical (h)	0.95%	$1,000.00	$1,020.25	$4.80

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. Effective June 1, 2008 the fund’s management fee will be reduced to 0.60% of the fund’s average daily net assets. In addition, effective June 1, 2008, 0.05% of the Class A distribution fee will be waived under a written waiver agreement through January 31, 2010. Effective June 1, 2008, the investment advisor has also agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class: Class A: 0.90%, Class B: 1.60%, Class C: 1.60% and Class I: 0.60% (as described in Note 3 of the Notes to Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.90%, 1.60%, 1.60% and 0.60% for Class A, B, C and I, respectively. The actual expenses during the period would have been approximately $4.22, $7.49, $7.49 and $2.82 and the hypothetical expenses would have been approximately $4.56, $8.09, $8.09 and $3.04 for Class A, B, C and I, respectively.

4

PORTFOLIO OF INVESTMENTS

3/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)

Aerospace - 3.0%
Boeing Co.	4,420	$328,710
Lockheed Martin Corp.	9,033	896,977
Northrop Grumman Corp.	18,139	1,411,396

		$2,637,083
Automotive - 0.7%
Cooper Tire & Rubber Co.	12,700	$190,119
Goodyear Tire & Rubber Co. (a)	17,080	440,664

		$630,783
Brokerage & Asset Managers - 3.8%
Goldman Sachs Group, Inc.	8,560	$1,415,738
Lehman Brothers Holdings, Inc.	10,820	407,265
Merrill Lynch & Co., Inc.	9,066	369,349
Morgan Stanley	23,990	1,096,343

		$3,288,695
Cable TV - 1.9%
Comcast Corp., “A”	85,230	$1,648,348

Chemicals - 1.2%
PPG Industries, Inc.	16,600	$1,004,466

Computer Software - 5.0%
McAfee, Inc. (a)	13,700	$453,333
Microsoft Corp.	54,120	1,535,926
Oracle Corp. (a)	46,080	901,325
Symantec Corp. (a)	31,150	517,713
VeriSign, Inc. (a)	26,690	887,176

		$4,295,473
Computer Software - Systems - 3.2%
Apple Computer, Inc. (a)	2,580	$370,230
EMC Corp. (a)	21,100	302,574
International Business Machines Corp.	17,990	2,071,369

		$2,744,173

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued
Consumer Goods & Services - 2.8%
Colgate-Palmolive Co.	10,600	$825,846
Kimberly-Clark Corp.	3,910	252,391
Procter & Gamble Co.	19,190	1,344,643

		$2,422,880
Containers - 0.4%
Rock-Tenn Co., “A”	11,540	$345,854

Electrical Equipment - 3.1%
General Electric Co.	29,208	$1,080,988
Rockwell Automation, Inc.	16,000	918,720
Tyco International Ltd. (a)	15,355	676,388

		$2,676,096
Electronics - 3.4%
Intel Corp.	103,460	$2,191,283
Intersil Corp., “A”	14,500	372,215
SanDisk Corp. (a)	18,840	425,219

		$2,988,717
Energy - Integrated - 12.1%
Chevron Corp.	30,180	$2,576,165
ConocoPhillips	26,300	2,004,323
Exxon Mobil Corp.	55,712	4,712,121
Marathon Oil Corp.	27,220	1,241,232

		$10,533,841
Food & Beverages - 3.5%
General Mills, Inc.	19,529	$1,169,397
PepsiCo, Inc.	26,180	1,890,196

		$3,059,593
Food & Drug Stores - 3.4%
CVS Caremark Corp.	41,410	$1,677,519
Kroger Co.	48,700	1,236,980

		$2,914,499
General Merchandise - 1.2%
J.C. Penney Corp., Inc.	5,510	$207,782
Macy’s, Inc.	37,538	865,626

		$1,073,408

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued
Insurance - 6.4%
Allied World Assurance Co. Holdings Ltd.	12,610	$500,617
Genworth Financial, Inc., “A”	24,050	544,492
Hartford Financial Services Group, Inc.	11,347	859,762
Loews Corp.	14,930	600,485
MetLife, Inc.	22,850	1,376,941
RenaissanceRe Holdings Ltd.	3,110	161,440
Travelers Cos., Inc.	27,420	1,312,047
XL Capital Ltd., “A”	6,060	179,073

		$5,534,857
Internet - 1.6%
Google, Inc., “A” (a)	3,150	$1,387,481

Machinery & Tools - 3.8%
Caterpillar, Inc.	6,490	$508,102
Cummins, Inc.	8,120	380,178
Eaton Corp.	15,610	1,243,649
Timken Co.	39,337	1,169,096

		$3,301,025
Major Banks - 4.5%
Bank of America Corp.	52,106	$1,975,338
JPMorgan Chase & Co.	45,300	1,945,635

		$3,920,973
Medical & Health Technology & Services - 1.2%
AmerisourceBergen Corp.	14,970	$613,471
Cardinal Health, Inc.	7,850	412,204

		$1,025,675
Medical Equipment - 1.5%
Zimmer Holdings, Inc. (a)	16,680	$1,298,705

Metals & Mining - 2.0%
Allegheny Technologies, Inc.	6,300	$449,568
Freeport-McMoRan Copper & Gold, Inc.	8,069	776,399
United States Steel Corp.	3,930	498,599

		$1,724,566
Natural Gas - Pipeline - 1.7%
Williams Cos., Inc.	44,870	$1,479,813

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued
Network & Telecom - 1.4%
Cisco Systems, Inc. (a)	26,820	$646,094
Corning, Inc.	9,150	219,966
QLogic Corp. (a)	21,710	333,249

		$1,199,309
Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.	56,930	$1,212,609
Johnson & Johnson	40,298	2,614,131
Merck & Co., Inc.	43,040	1,633,368
Schering-Plough Corp.	14,630	210,818
Wyeth	33,751	1,409,442

		$7,080,368
Pollution Control - 0.8%
Allied Waste Industries, Inc. (a)	60,740	$656,599

Restaurants - 1.7%
YUM! Brands, Inc.	40,120	$1,492,865

Specialty Chemicals - 2.3%
Air Products & Chemicals, Inc.	8,000	$736,000
Praxair, Inc.	14,790	1,245,762

		$1,981,762
Specialty Stores - 1.5%
TJX Cos., Inc.	38,640	$1,277,825

Telephone Services - 5.2%
AT&T, Inc.	55,230	$2,115,309
Qwest Communications International, Inc.	153,120	693,634
Verizon Communications, Inc.	46,205	1,684,172

		$4,493,115
Tobacco - 2.7%
Altria Group, Inc.	32,478	$721,012
Philip Morris International, Inc. (a)	32,478	1,642,737

		$2,363,749
Utilities - Electric Power - 3.4%
Edison International	24,050	$1,178,931
PG&E Corp.	13,130	483,447
Public Service Enterprise Group, Inc.	32,530	1,307,381

		$2,969,759
Total Common Stocks (Identified Cost, $81,585,394)		$85,452,355

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Short-Term Obligations - 1.5%
American Express Credit Corp., 2.8%, due 4/01/08, at Amortized Cost and Value (y)	$1,341,000	$1,341,000
Total Investments (Identified Cost, $82,926,394)		$86,793,355

Other Assets, Less Liabilities - (0.1)%		(93,516)
Net Assets - 100.0%		$86,699,839

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $82,926,394)	$86,793,355
Cash	351
Receivable for fund shares sold	25,311
Dividends receivable	90,447
Other assets	1,962
Total assets		$86,911,426
Liabilities
Payable for fund shares reacquired	$142,522
Payable to affiliates
Management fee	6,186
Shareholder servicing costs	1,059
Distribution and service fees	1,940
Administrative services fee	241
Payable for independent trustees’ compensation	516
Accrued expenses and other liabilities	59,123
Total liabilities		$211,587
Net assets		$86,699,839
Net assets consist of:
Paid-in capital	$80,884,861
Unrealized appreciation (depreciation) on investments	3,866,961
Accumulated net realized gain (loss) on investments	1,721,539
Undistributed net investment income	226,478
Net assets		$86,699,839
Shares of beneficial interest outstanding		6,048,097

10

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$35,736,638
Shares outstanding	2,501,712
Net asset value per share		$14.28
Offering price per share (100 / 94.25 x net asset value per share)		$15.15
Class B shares
Net assets	$2,787,702
Shares outstanding	198,558
Net asset value and offering price per share		$14.04
Class C shares
Net assets	$2,373,256
Shares outstanding	170,289
Net asset value and offering price per share		$13.94
Class I shares
Net assets	$45,802,243
Shares outstanding	3,177,538
Net asset value, offering price, and redemption price per share		$14.41

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$957,674
Interest	28,717
Total investment income		$986,391
Expenses
Management fee	$313,647
Distribution and service fees	103,832
Shareholder servicing costs	47,702
Administrative services fee	11,927
Independent trustees’ compensation	1,846
Custodian fee	11,832
Shareholder communications	17,914
Auditing fees	21,522
Legal fees	801
Miscellaneous	29,821
Total expenses		$560,844
Fees paid indirectly	(156)
Reduction of expenses by investment adviser	(222)
Net expenses		$560,466
Net investment income		$425,925
Realized and unrealized gain (loss) on investments
Investment transactions	$1,916,437
Change in unrealized appreciation (depreciation)
Investments	$(16,009,102)
Net realized and unrealized gain (loss) on investments		$(14,092,665)
Change in net assets from operations		$(13,666,740)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/08 (unaudited)	Year ended 9/30/07
From operations
Net investment income	$425,925	$658,970
Net realized gain (loss) on investments	1,916,437	7,734,137
Net unrealized gain (loss) on investments	(16,009,102)	6,953,840
Change in net assets from operations	$(13,666,740)	$15,346,947
Distributions declared to shareholders
From net investment income
Class A	$(315,112)	$(162,288)
Class B	—	(3,565)
Class C	(6,084)	(3,383)
Class I	(536,208)	(296,528)
From net realized gain on investments
Class A	(201,917)	—
Class B	(18,532)	—
Class C	(16,071)	—
Class I	(241,462)	—
Total distributions declared to shareholders	$(1,335,386)	$(465,764)
Change in net assets from fund share transactions	$(2,389,357)	$21,920,314
Total change in net assets	$(17,391,483)	$36,801,497
Net assets
At beginning of period	104,091,322	67,289,825
At end of period (including undistributed net investment income of $226,478 and $657,957, respectively)	$86,699,839	$104,091,322

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/08		Years ended 9/30
Class A			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$16.67		$14.01	$12.33	$10.82	$9.49	$8.09
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.09	$0.09	$0.10	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	(2.25)		2.65	1.70	1.47	1.33	1.38
Total from investment operations	$(2.19)		$2.74	$1.79	$1.57	$1.39	$1.43
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.08)	$(0.11)	$(0.06)	$(0.06)	$(0.03)
From net realized gain on investments	(0.08)		—	—	—	—	—
Total distributions declared to shareholders	$(0.20)		$(0.08)	$(0.11)	$(0.06)	$(0.06)	$(0.03)
Net asset value, end of period	$14.28		$16.67	$14.01	$12.33	$10.82	$9.49
Total return (%) (r)(s)(t)	(13.29	)(n)	19.64	14.58	14.51	14.64	17.66(j )
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.35	1.47	1.54	1.52	1.57
Expenses after expense reductions (f)	1.30	(a)	1.30	1.30	1.30	1.30	1.26
Net investment income	0.75	(a)	0.60	0.66	0.88	0.54	0.57
Portfolio turnover	25		41	28	48	59	59
Net assets at end of period (000 Omitted)	$35,737		$43,612	$24,213	$9,994	$7,896	$6,634

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 3/31/08		Years ended 9/30
Class B			2007	2006		2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$16.32		$13.74	$12.09		$10.62	$9.33	$7.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.01)	$0.00(w	)	$0.03	$(0.01)	$(0.01)
Net realized and unrealized gain (loss) on investments	(2.21)		2.61	1.66		1.44	1.30	1.36
Total from investment operations	$(2.20)		$2.60	$1.66		$1.47	$1.29	$1.35
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.01)		$—	$—	$—
From net realized gain on investments	(0.08)		—	—		—	—	—
Net asset value, end of period	$14.04		$16.32	$13.74		$12.09	$10.62	$9.33
Total return (%) (r)(s)(t)	(13.55	)(n)	18.90	13.74		13.84	13.83	16.92(j )
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.00	2.13		2.19	2.17	2.21
Expenses after expense reductions (f)	1.95	(a)	1.95	1.95		1.95	1.95	1.90
Net investment income (loss)	0.09	(a)	(0.05)	0.03		0.25	(0.11)	(0.08)
Portfolio turnover	25		41	28		48	59	59
Net assets at end of period (000 Omitted)	$2,788		$4,183	$2,376		$2,082	$2,234	$2,082

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/08		Years ended 9/30
Class C			2007	2006	2005		2004	2003
	(unaudited)
Net asset value, beginning of period	$16.23		$13.67	$12.06	$10.59		$9.30	$7.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.01)	$0.00(w )	$0.03		$(0.01)	$(0.01)
Net realized and unrealized gain (loss) on investments	(2.19)		2.60	1.65	1.44		1.30	1.36
Total from investment operations	$(2.18)		$2.59	$1.65	$1.47		$1.29	$1.35
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.03)	$(0.04)	$(0.00	)(w)	$—	$—
From net realized gain on investments	(0.08)		—	—	—		—	—
Total distributions declared to shareholders	$(0.11)		$(0.03)	$(0.04)	$(0.00	)(w)	$—	$—
Net asset value, end of period	$13.94		$16.23	$13.67	$12.06		$10.59	$9.30
Total return (%) (r)(s)(t)	(13.53	)(n)	18.94	13.69	13.90		13.87	16.98(j )
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	2.00	2.12	2.19		2.17	2.20
Expenses after expense reductions (f)	1.95	(a)	1.95	1.95	1.95		1.95	1.89
Net investment income (loss)	0.11	(a)	(0.05)	0.04	0.23		(0.11)	(0.07)
Portfolio turnover	25		41	28	48		59	59
Net assets at end of period (000 Omitted)	$2,373		$3,340	$1,460	$790		$659	$466

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/08		Years ended 9/30
Class I			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$16.84		$14.12	$12.43	$10.90	$9.56	$8.15
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.15	$0.14	$0.15	$0.09	$0.08
Net realized and unrealized gain (loss) on investments	(2.27)		2.68	1.69	1.47	1.34	1.40
Total from investment operations	$(2.18)		$2.83	$1.83	$1.62	$1.43	$1.48
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.11)	$(0.14)	$(0.09)	$(0.09)	$(0.07)
From net realized gain on investments	(0.08)		—	—	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.11)	$(0.14)	$(0.09)	$(0.09)	$(0.07)
Net asset value, end of period	$14.41		$16.84	$14.12	$12.43	$10.90	$9.56
Total return (%) (r)(s)	(13.12	)(n)	20.11	14.89	14.94	14.98	18.22(j )
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.00	1.13	1.19	1.17	1.22
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.95	0.95	0.91
Net investment income	1.10	(a)	0.96	1.03	1.23	0.89	0.92
Portfolio turnover	25		41	28	48	59	59
Net assets at end of period (000 Omitted)	$45,802		$52,956	$39,241	$34,200	$29,693	$25,809

See Notes to Financial Statements

17

Financial Highlights – continued

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class B, Class C, and Class I total returns for the year ended September 30, 2003 would have been lower by approximately 0.73%, 0.74%, 0.74%, and 0.72%, respectively.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Union Standard Equity Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

19

Notes to Financial Statements (unaudited) – continued

available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning

20

Notes to Financial Statements (unaudited) – continued

after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements. There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for

21

Notes to Financial Statements (unaudited) – continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended September 30, 2007, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

9/30/07
Ordinary income (including any short-term capital gains)	$465,764

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/08
Cost of investments	$82,944,167
Gross appreciation	10,710,227
Gross depreciation	(6,861,039)
Net unrealized appreciation (depreciation)	$3,849,188

As of 9/30/07
Undistributed ordinary income	$657,957
Undistributed long-term capital gain	300,857
Net unrealized appreciation (depreciation)	19,858,290

22

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. Effective June 1, 2008, the fund’s management fee will be computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.30% annually of the fund’s average daily net assets. This written agreement will continue through January 31, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended March 31, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses.

Effective June 1, 2008, the investment adviser has agreed in writing to pay a portion of the fund’s operating expense, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I
0.90%	1.60%	1.60%	0.60%

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,376 for the six months ended March 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

23

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$70,755
Class B	0.75%	0.25%	1.00%	1.00%	17,572
Class C	0.75%	0.25%	1.00%	1.00%	15,505
Total Distribution and Service Fees					$103,832

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2008 based on each class’ average daily net assets. Effective June 1, 2008, 0.05% of the Class A distribution fee will be waived under a written waiver agreement through January 31, 2010.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2008, were as follows:

Amount
Class A	$—
Class B	$2,239
Class C	$197

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2008, the fee was $13,994, which equated to 0.0290% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $33,708.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended March 31, 2008 was equivalent to an annual effective rate of 0.0247% of the fund’s average daily net assets.

24

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2008, the fee paid by the fund to Tarantino LLC was $402 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $222, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $24,871,129 and $26,709,555, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/08		Year ended 9/30/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	648,384	$10,304,967	2,192,727	$34,428,986
Class B	14,534	225,231	180,259	2,685,116
Class C	36,386	555,035	132,162	1,970,685
Class I	45,771	756,030	369,409	5,706,218
	745,075	$11,841,263	2,874,557	$44,791,005

25

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/08		Year ended 9/30/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	31,382	$503,996	10,689	$158,519
Class B	1,018	16,108	211	3,079
Class C	1,118	17,554	170	2,463
Class I	36,746	594,914	16,895	252,408
	70,264	$1,132,572	27,965	$416,469
Shares reacquired
Class A	(794,353)	$(12,408,472)	(1,315,938)	$(20,949,530)
Class B	(73,340)	(1,098,728)	(97,098)	(1,511,412)
Class C	(73,016)	(1,053,041)	(33,302)	(505,237)
Class I	(49,401)	(802,951)	(20,546)	(320,981)
	(990,110)	$(15,363,192)	(1,466,884)	$(23,287,160)
Net change
Class A	(114,587)	$(1,599,509)	887,478	$13,637,975
Class B	(57,788)	(857,389)	83,372	1,176,783
Class C	(35,512)	(480,452)	99,030	1,467,911
Class I	33,116	547,993	365,758	5,637,645
	(174,771)	$(2,389,357)	1,435,638	$21,920,314

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2008, the fund’s commitment fee and interest expense were $189 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Subsequent Event

Effective June 1, 2008, the MFS Union Standard Equity Fund will be re-named the MFS Blended Research(sm) Core Equity Fund.

26

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

27

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.